SEGMENT INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Revenue	$ 19,050	$ 18,475	$ 41,708
Country Of Canada [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Revenue	16,699	13,412	13,429
Country Of United States [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Revenue	2,351	5,063	28,279
Bus Sales [Member] | Country Of Canada [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Revenue	5,326	7,912	10,925
Bus Sales [Member] | Country Of United States [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Revenue	1,352	4,270	27,272
Truck Sales [Member] | Country Of Canada [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Revenue	6,973	983
Vehicle Sales [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Revenue	13,651	13,165	38,197
Vehicle Sales [Member] | Country Of Canada [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Revenue	12,299	8,895	10,925
Vehicle Sales [Member] | Country Of United States [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Revenue	1,352	4,270	27,272
Spare Part Sales [Member] | Country Of Canada [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Revenue	4,369	4,517	2,504
Spare Part Sales [Member] | Country Of United States [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Revenue	850	666	197
Operating Lease Revenue [Member] | Country Of Canada [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Revenue	31
Operating Lease Revenue [Member] | Country Of United States [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Revenue	149	127	810
Other Revenue [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Revenue	5,399	5,310	3,511
Other Revenue [Member] | Country Of Canada [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Revenue	4,400	4,517	2,504
Other Revenue [Member] | Country Of United States [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Revenue	$ 999	$ 793	$ 1,007